GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL	Goodwill:
Balance at December 31, 2019	$12,651
Translation differences	838
Balance at December 31, 2020	13,489
Translation differences	(471)
Balance at December 31, 2021	$13,018

SCHEDULE OF INTANGIBLE ASSETS

Intangible assets, net, consisted of the following:

	December 31, 2021
	Software	Patents	Intellectual Property	Total
Gross amount beginning of period	$400	$1,477	$6,158	$8,035
Additions	-	-	-	-
Translation differences	(3)	(14)	(58)	(75)
Gross amount end of period	397	1,463	6,100	7,960

Disposals
Accumulated amortization	(370)	(1,463)	-	(1,833)
Net Book value	$27	$-	$6,100	$6,127

	December 31, 2020
	Software	Patents	Intellectual Property	Total
Gross amount beginning of period	$365	$1,418	$5,910	$7,693
Additions	19	-	-	19
Translation differences	16	59	248	323
Gross amount end of period	400	1,477	6,158	8,035

Accumulated amortization	(339)	(1,393)	-	(1,732)
Net Book value	$61	$84	$6,158	$6,303

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE	Estimated amortization expense for each of the next five years is:

Year
2022	$22
2023	2
2024	2
2025	1
Total	$27